RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
Our restricted cash balances are as follows:

(in thousands of $)	2015	2014
Methane Princess lease security deposits	134,477	142,513
Restricted cash relating to the cross currency interest rate swap (see note 25)	36,798	9,710
Restricted cash relating to the NR Satu facility (see note 22)	10,281	10,152
Restricted cash held by Eskimo SPV (see note 5)	4,031	—
Restricted cash relating to performance guarantees	7,686	—
Restricted cash relating to the Golar Freeze facility (see note 22)	—	10,008
Total restricted cash	193,273	172,383
Less: current portion of restricted cash	(56,714)	(25,831)
Long-term restricted cash	136,559	146,552